Risk management and financial instruments - Interest Rate Risk (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash and restricted cash	$ 644	$ 723	$ 1,020	$ 1,357
Impact of 1% increase in rates	6
Senior under-secured external debt	5,662	0
Debt instruments	6,208	6,177
Segment Reconciling Items
Debt Instrument [Line Items]
Cash and restricted cash	644	723
Secured debt | Senior Secured Notes
Debt Instrument [Line Items]
Debt instruments	$ 546	$ 515